SUMMARY OF ACCOUNTS RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable – related parties		¥ 214,819	¥ 216,069
Allowance for doubtful accounts – related parties		(81,242)	(57,344)
Accounts receivable – related parties	$ 19,367	133,577	158,725
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable – related parties		104	320
Allowance for doubtful accounts – related parties		(5)	(16)
Accounts receivable – related parties	$ 14	¥ 99	¥ 304